Document and Entity Information	Nov. 18, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001837240
Document Type	8-K/A
Document Period End Date	Nov. 18, 2024
Entity Registrant Name	SYMBOTIC INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40175
Entity Tax Identification Number	98-1572401
Entity Address, Address Line One	200 Research Drive
Entity Address, City or Town	Wilmington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01887
City Area Code	(987)
Local Phone Number	284-2800
Written Communications	false
Entity Emerging Growth Company	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	SYM
Security Exchange Name	NASDAQ
Amendment Description	On November 18, 2024, Symbotic Inc. (the “Company”) issued a press release announcing its financial results and other information for the fiscal quarter and year ended September 28, 2024 and posted on its investor relations website a supplemental presentation relating to its previously issued fiscal 2024 quarterly financial statements (collectively, the “Fourth Quarter 2024 Earnings Release”). Copies of the press release and the supplemental presentation were furnished as Exhibits 99.1 and 99.2 to the Company’s Current Report on Form 8-K dated November 18, 2024 (the “Original Form 8-K”). This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends Item 2.02 and Item 4.02 of the Original 8-K in connection with an accounting error described further below.